UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)    (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: July 1, 2019 - June 30, 2020

MATISSE DISCOUNTED CLOSED-END FUND STRATEGY
Proxy Voting Records

SALIENT MIDSTREAM & MLP FUND
Security		79471V105		Meeting Type		Annual
Ticker Symbol		SMM		Meeting Date		13-Sep-19
Record Date		15-Aug-19
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		A. JOHN GAMBS		For	For
		HAIG G. MARDIKIAN		For	For

THE SWISS HELVETIA FUND, INC.
Security		870875101		Meeting Type		Annual
Ticker Symbol		SWZ		Meeting Date		3-Oct-19
Record Date		19-Aug-19
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		MORITZ A. SELL		Against	For
		RICHARD DAYAN		Against	For
2
TO APPROVE THE PROPOSED INVESTMENT ADVISORY AGREEMENT BETWEEN THE FUND AND BULLDOG INVESTORS, LLC. NOTE: PROPOSAL 2 WILL BE IMPLEMENTED BY THE FUND, IF APPROVED BY STOCKHOLDERS, BUT IS CONTINGENT ON STOCKHOLDER APPROVAL OF PROPOSAL 3 AND PROPOSAL 4A.
			Management	Against	For
3	TO APPROVE THE REPLACEMENT OF THE FUND'S FUNDAMENTAL INVESTMENT OBJECTIVE WITH A NON-FUNDAMENTAL INVESTMENT OBJECTIVE OF PROVIDING TOTAL RETURN.		Management	Against	For
4A.	TO APPROVE AMENDMENTS TO CERTAIN OF THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTIONS: TO EXCLUDE CLOSED-END FUNDS FROM THE FUND'S CONCENTRATION LIMIT.		Management	Against	For
4B.
TO APPROVE AMENDMENTS TO CERTAIN OF THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTIONS: TO PERMIT THE ISSUANCE BY THE FUND OF SENIOR SECURITIES SUBJECT TO THE LIMITATIONS OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND THE RULES AND REGULATIONS THEREUNDER.
			Management	Against	For

4C.	TO APPROVE AMENDMENTS TO CERTAIN OF THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTIONS: TO PERMIT THE FUND TO MAKE LOANS SUBJECT TO APPROVAL BY THE FUND'S BOARD OF DIRECTORS.	Management	Against	For
4D.
TO APPROVE AMENDMENTS TO CERTAIN OF THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTIONS: TO PERMIT THE FUND TO BUY OR SELL COMMODITIES, COMMODITY CONTRACTS, FUTURES CONTRACTS, REAL ESTATE OR INTERESTS IN REAL ESTATE FOR HEDGING AND RISK MANAGEMENT PURPOSES AND SUBJECT TO APPROVAL OF THE FUND'S BOARD OF DIRECTORS AND TO ENGAGE IN TRANSACTIONS IN SECURITIES SECURED BY REAL ESTATE OR OF COMPANIES THAT INVEST IN REAL ESTATE.
		Management	Against	For
4E.	TO APPROVE AMENDMENTS TO CERTAIN OF THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTIONS: TO PERMIT THE FUND TO MAKE SHORT SALES OF SECURITIES FOR HEDGING PURPOSES.	Management	Against	For
5	TO RATIFY THE SELECTION BY THE FUND'S BOARD OF DIRECTORS OF TAIT, WELLER & BAKER, LLP AS THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2019.	Management	Against	For

THE HERZFELD CARIBBEAN BASIN FUND, INC.
Security	42804T106	Meeting Type			Annual
Ticker Symbol	CUBA	Meeting Date			14-Nov-19
Record Date	16-Aug-19
Item	Proposal	Type	Vote	Mgt. Rec
1	DIRECTOR	Management
	JOHN A. GELETY		Against	For
	ANN S. LIEFF		Against	For
2	IF PROPERLY PRESENTED AT THE ANNUAL MEETING, A NON-BINDING SHAREHOLDER PROPOSAL TO RECOMMEND THAT THE FUND BE DISSOLVED.	Shareholder	For	Against

EAGLE GROWTH & INCOME OPPORTUNITIES FD
Security		26958J105		Meeting Type		Annual
Ticker Symbol		EGIF		Meeting Date		25-Oct-19
Record Date		16-Sep-19
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		LAURIE HESSLEIN		Against	For
		BRIAN GOOD		Against	For
2
TO TAKE ACTION ON A SHAREHOLDER PROPOSAL SUBMITTED IN DECEMBER 2018 REQUESTING THAT THE FUND TAKE THE STEPS NECESSARY TO TERMINATE ALL ADVISORY, SUB-ADVISORY AND MANAGEMENT AGREEMENTS THEN IN EFFECT WITH FOUR WOOD CAPITAL ADVISORS, LLC AND EAGLE ASSET MANAGEMENT, INC.
			Shareholder	For	Against

BOULDER GROWTH & INCOME FD, INC-COM
Security		101507101		Meeting Type		Annual
Ticker Symbol		BIF		Meeting Date		13-Nov-19
Record Date		30-Sep-19
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		DR. DEAN L. JACOBSON		Against	For
		STEPHEN C. MILLER		Against	For

JAPAN SMALLER CAPITALIZATION FD COMMON
Security		47109U104		Meeting Type		Annual
Ticker Symbol		JOF		Meeting Date		26-Nov-19
Record Date		20-Sep-19
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		E. HAN KIM		For	For
		MARCIA L. MACHARG		For	For

MEXICO EQUITY AND INCOME FUND, INC.-COM
Security		592834105		Meeting Type		Annual
Ticker Symbol		MXE		Meeting Date		19-Dec-19
Record Date		18-Oct-19
Item	Proposal		Type	Vote	Mgt. Rec
1A.		ELECTION OF CLASS III DIRECTOR: GLENN GOODSTEIN	Management	For	For
1B.		ELECTION OF CLASS III DIRECTOR: GERALD HELLERMAN	Management	For	For

EAGLE GROWTH & INCOME OPPORTUNITIES FD
Security	26958J105	Meeting Type			Special
Ticker Symbol	EGIF	Meeting Date			21-Jan-20
Record Date	18-Nov-19
Item	Proposal	Type	Vote	Mgt. Rec
1A.	TO APPROVE A NEW ADVISORY AGREEMENT BETWEEN THE FUND AND THL CREDIT ADVISORS LLC.	Management	Against	For
1B.	TO APPROVE A NEW SUB-ADVISORY AGREEMENT BETWEEN THL CREDIT ADVISORS LLC AND EAGLE ASSET MANAGEMENT, INC.	Management	Against	For
2	TO APPROVE AN AMENDMENT TO THE FUND'S AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST TO SHORTEN THE TERM OF THE FUND BY THREE YEARS.	Management	For	For

ASA GOLD AND PRECIOUS METALS LIMITED
Security	G3156P103	Meeting Type			Annual
Ticker Symbol	ASA	Meeting Date			19-Mar-20
Record Date	21-Jan-20
Item	Proposal	Type	Vote	Mgt. Rec
1.1	ELECTION OF DIRECTOR: ANTHONY ARTABANE	Management	For	For
1.2	ELECTION OF DIRECTOR: WILLIAM DONOVAN	Management	For	For
1.3	ELECTION OF DIRECTOR: BRUCE HANSEN	Management	For	For
1.4	ELECTION OF DIRECTOR: MARY JOAN HOENE	Management	For	For
2
TO RATIFY AND APPROVE THE APPOINTMENT OF TAIT, WELLER & BAKER LLP, AN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2020, AND TO AUTHORIZE THE NOMINATING, AUDIT AND ETHICS COMMITTEE OF THE BOARD OF DIRECTORS TO SET THE INDEPENDENT AUDITORS' REMUNERATION.
		Management	For	For

RMR REAL ESTATE INCOME FUND-COMMON
Security	76970B101	Meeting Type			Special
Ticker Symbol	RIF	Meeting Date			16-Apr-20
Record Date	26-Nov-19
Item	Proposal	Type	Vote	Mgt. Rec
1	TO APPROVE CHANGING THE FUND'S BUSINESS FROM A REGISTERED INVESTMENT COMPANY THAT MAKES EQUITY INVESTMENTS IN REAL ESTATE COMPANIES TO A REAL ESTATE INVESTMENT TRUST ENGAGED IN THE BUSINESS OF ORIGINATING AND INVESTING IN FIRST MORTGAGE WHOLE LOANS SECURED BY MIDDLE MARKET AND TRANSITIONAL COMMERCIAL REAL ESTATE AND TO AMEND THE FUND'S FUNDAMENTAL INVESTMENT OBJECTIVES AND RESTRICTIONS AND STATUS AS A "DIVERSIFIED" FUND TO PERMIT THE FUND TO ENGAGE IN ITS NEW BUSINESS.	Management	Against	For
2	TO RATIFY THE APPOINTMENT OF RSM US LLP AS THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Management	Against	For

KAYNE ANDERSON MIDSTREAM/ENERGY FD COM
Security		48661E108	Meeting Type			Annual
Ticker Symbol		KMF	Meeting Date			2-Apr-20
Record Date		14-Feb-20
Item	Proposal		Type	Vote	Mgt. Rec
1A.		ELECTION OF DIRECTOR: WILLIAM R. CORDES	Management	For	For
1B.		ELECTION OF DIRECTOR: BARRY R. PEARL	Management	For	For
2		THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS KMF'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2020.	Management	For	For

EAGLE CAPITAL GROWTH FUND INC
Security		269451100	Meeting Type			Annual
Ticker Symbol		GRF	Meeting Date			16-Apr-20
Record Date		21-Feb-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		ROBERT M. BILKIE, JR.		For	For
		PHILLIP J. HANRAHAN		For	For
2		RATIFICATION OF THE SELECTION OF PLANTE & MORAN, PLLC AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FUND'S YEAR ENDING DECEMBER 31, 2020.	Management	For	For

THE TAIWAN FUND, INC. COMMON
Security		874036106	Meeting Type			Annual
Ticker Symbol		TWN	Meeting Date			21-Apr-20
Record Date		24-Feb-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		WILLIAM C. KIRBY		Against	For
		ANTHONY S. CLARK		Against	For
		THOMAS G. KAMP		Against	For
		WARREN J. OLSEN		Against	For
		SHELLEY E. RIGGER		Against	For
2
TO APPROVE AN AGREEMENT OF MERGER REINCORPORATING THE FUND, CURRENTLY A DELAWARE CORPORATION, AS A MARYLAND CORPORATION BY MEANS OF A MERGER OF THE FUND INTO A WHOLLY-OWNED, NEWLY FORMED MARYLAND SUBSIDIARY.
			Management	Against	For

TEMPLETON EMERGING MKTS INCOME FUND
Security		880192109	Meeting Type			Annual
Ticker Symbol		TEI	Meeting Date			28-May-20
Record Date		12-Mar-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		HARRIS J. ASHTON		For	For
		EDITH E. HOLIDAY		For	For
		J. MICHAEL LUTTIG		For	For
		C.D. TSERETOPOULOS		For	For
2		THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FUND FOR THE FISCAL YEAR ENDING DECEMBER 31, 2020.	Management	For	For

ELLSWORTH GROWTH AND INCOME FD LTD.
Security		289074106	Meeting Type			Annual
Ticker Symbol		ECF	Meeting Date			11-May-20
Record Date		17-Mar-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		KINCHEN C. BIZZELL		For	For
		JAMES P. CONN		For	For
		FRANK J. FAHRENKOPF, JR		For	For

ARES DYNAMIC CREDIT ALLOCATION FUND
Security		04014F102	Meeting Type			Annual
Ticker Symbol		ARDC	Meeting Date			21-May-20
Record Date		26-Mar-20
Item	Proposal		Type	Vote	Mgt. Rec
1A.
THE ELECTION OF ONE CLASS I DIRECTOR, TO SERVE FOR A TERM EXPIRING ON THE DATE ON WHICH THE ANNUAL MEETING OF STOCKHOLDERS IS HELD IN 2023 AND UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIES:  BRUCE H. SPECTOR
			Management	For	For

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
Security		92829B101	Meeting Type			Annual
Ticker Symbol		VGI	Meeting Date			21-May-20
Record Date		1-Apr-20
Item	Proposal		Type	Vote	Mgt. Rec
1A.		ELECTION OF TRUSTEE (CLASS II): DONALD C. BURKE	Management	For	For
1B.		ELECTION OF TRUSTEE (CLASS II): SIDNEY E. HARRIS	Management	For	For
1C.		ELECTION OF TRUSTEE (CLASS II): JOHN R. MALLIN	Management	For	For
1D.		ELECTION OF TRUSTEE (CLASS II): JAMES M. OATES	Management	For	For

THE GDL FUND COMMON
Security		361570104	Meeting Type			Annual
Ticker Symbol		GDL	Meeting Date			11-May-20
Record Date		17-Mar-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		CLARENCE A. DAVIS		Against		For
2
RESOLVED: REQUEST THAT THE BOARD OF DIRECTORS CONSIDER AUTHORIZING A SELF-TENDER OFFER FOR ALL OUTSTANDING SHARES OF THE FUND AT OR CLOSE TO NET ASSET VALUE. IF MORE THAN 50% OF THE FUND'S OUTSTANDING SHARES ARE SUBMITTED FOR TENDER, THE TENDER OFFER SHOULD BE CANCELLED AND THE FUND SHOULD BE LIQUIDATED OR CONVERTED INTO AN OPEN-END MUTUAL FUND.
			Shareholder	For	Against

GABELLI GBL SML & MID CAP VAL TR
Security		36249W104	Meeting Type			Annual
Ticker Symbol		GGZ	Meeting Date			11-May-20
Record Date		17-Mar-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		MARIO J. GABELLI		Against	For
		JAMES P. CONN		Against	For
		SALVATORE J. ZIZZA		Against	For
2
RESOLVED: REQUEST THAT THE BOARD OF DIRECTORS CONSIDER AUTHORIZING A SELF-TENDER OFFER FOR ALL OUTSTANDING SHARES OF THE FUND AT OR CLOSE TO NET ASSET VALUE. IF MORE THAN 50% OF THE FUND'S OUTSTANDING SHARES ARE SUBMITTED FOR TENDER, THE TENDER OFFER SHOULD BE CANCELLED AND THE FUND SHOULD BE LIQUIDATED OR CONVERTED INTO AN OPEN-END MUTUAL FUND.
			Shareholder	For	Against

TEKLA HEALTHCARE INVS
Security		87911J103	Meeting Type			Annual
Ticker Symbol		HQH	Meeting Date			11-Jun-20
Record Date		15-Apr-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		RAKESH K. JAIN, PH.D.		For	For
		LUCINDA H. STEBBINS CPA		For	For
2	THE RATIFICATION OR REJECTION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF THE FUND FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2020.		Management	For	For

TEKLA LIFE SCIENCES INVESTORS
Security		87911K100		Meeting Type		Annual
Ticker Symbol		HQL		Meeting Date		11-Jun-20
Record Date		15-Apr-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		OLEG M POHOTSKY, MBA JD		For	For
		WILLIAM S. REARDON		For	For
2		THE RATIFICATION OR REJECTION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF THE FUND FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2020.	Management	For	For

RMR REAL ESTATE INCOME FUND-COMMON
Security		76970B101		Meeting Type		Annual
Ticker Symbol		RIF		Meeting Date		22-May-20
Record Date		30-Mar-20
Item	Proposal		Type	Vote	Mgt. Rec
1A.		TO ELECT CLASS I TRUSTEE TO OUR BOARD (COMMON SHAREHOLDERS AND PREFERRED SHAREHOLDERS, VOTING TOGETHER AS A SINGLE CLASS): JOHN L. HARRINGTON	Management	Against	For
2
IF PROPERLY PRESENTED AT THE MEETING, VOTE ON A SHAREHOLDER PROPOSAL TO TERMINATE ALL INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS WITH RMR ADVISORS. (COMMON SHAREHOLDERS AND PREFERRED SHAREHOLDERS, VOTING TOGETHER AS A SINGLE CLASS)
			Shareholder	For	Against

HIGHLAND INCOME FUND
Security		43010E404		Meeting Type		Annual
Ticker Symbol		HFRO		Meeting Date		12-Jun-20
Record Date		16-Apr-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		DR. BOB FROEHLICH		For	For

ABERDEEN JAPAN EQUITY FUND, INC.
Security		00306J109	Meeting Type			Special
Ticker Symbol		JEQ	Meeting Date			27-May-20
Record Date		26-Mar-20
Item	Proposal		Type	Vote	Mgt. Rec
1		TO AMEND THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION RELATED TO BORROWING OR ISSUING SENIOR SECURITIES.	Management	For	For
1A.		ELECTION OF CLASS III DIRECTOR TO SERVE UNTIL THE 2023 ANNUAL MEETING OF SHAREHOLDERS: ANTHONY S. CLARK	Management	For	For
1B.		ELECTION OF CLASS III DIRECTOR TO SERVE UNTIL THE 2023 ANNUAL MEETING OF SHAREHOLDERS: RICHARD J. HERRING	Management	For	For
2A.		ELECTION OF CLASS II DIRECTOR TO SERVE UNTIL THE 2022 ANNUAL MEETING OF SHAREHOLDERS: MARTIN GILBERT	Management	For	For

VIVALDI OPPORTUNITIES FUND
Security		92853C207	Meeting Type			Special
Ticker Symbol		VAM	Meeting Date			26-May-20
Record Date		6-Apr-20
Item	Proposal		Type	Vote	Mgt. Rec
1
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Angel Oak Financial Strategies Income Term Trust (the "Acquiring Fund") in exchange solely for newly issued common shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the accrued and unpaid liabilities of the Fund and the distribution of the common shares of beneficial interest of the Acquiring Fund to the shareholders of the Fund and complete liquidation of the Fund.
			Management	For	For

HIGHLAND GLOBAL ALLOCATION FUND COMMON
Security		43010T104	Meeting Type			Annual
Ticker Symbol		HGLB	Meeting Date			12-Jun-20
Record Date		16-Apr-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		DR. BOB FROEHLICH		For	For

THE NEW IRELAND FUND, INC.
Security		645673104		Meeting Type		Annual
Ticker Symbol		IRL		Meeting Date		9-Jun-20
Record Date		4-May-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		SEAN HAWKSHAW		For	For

DIVIDEND AND INCOME FUND
Security		25538A204		Meeting Type		Annual
Ticker Symbol		DNI		Meeting Date		10-Jun-20
Record Date		21-Feb-20
Item	Proposal		Type	Vote	Mgt. Rec
1a.		ELECTION OF ONE TRUSTEE: MATTHEW S. CROUSE	Shareholder	For	Against
2		A NON-BINDING PROPOSAL TO CONDUCT A SELF-TENDER OFFER AT OR CLOSE TO NAV	Shareholder	For	Against
3
THE FUND'S INVESTMENT MANAGEMENT AGREEMENT WITH BEXIL SHALL BE TERMINATED UNLESS WITHIN THIRTY DAYS AFTER THE DATE THIS MEETING IS CONCLUDED, THOMAS B. WINMILL RECOMMENDS THAT THE BOARD OF TRUSTEES (1) ELIMINATE THE FUND'S 4.99% SHARE OWNERSHIP LIMITATION, AND (2) REPLACE THE FUND'S 75% VOTE STANDARD IN A CONTESTED ELECTION WITH A PLURALITY STANDARD.
			Shareholder	For	Against

MS EMERGING MARKETS DEBT FUND, INC. COM
Security		61744H105		Meeting Type		Annual
Ticker Symbol		MSD		Meeting Date		25-Jun-20
Record Date		3-Apr-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		KATHLEEN A. DENNIS		For	For
		JOSEPH J. KEARNS		For	For
		MICHAEL E. NUGENT		For	For

MORGAN STANLEY INDIA INV FD, INC COMMON
Security		61745C105		Meeting Type		Annual
Ticker Symbol		IIF		Meeting Date		25-Jun-20
Record Date		3-Apr-20
Item	Proposal		Type	Vote	Mgt. Rec
1A.		ELECTION OF CLASS I DIRECTOR: NANCY C. EVERETT	Management	For	For

MORGAN STANLEY CHINA A SHARE FD INC COM
Security		617468103		Meeting Type		Annual
Ticker Symbol		CAF		Meeting Date		25-Jun-20
Record Date		3-Apr-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		KATHLEEN A. DENNIS		For	For
		JOSEPH J. KEARNS		For	For
		MICHAEL E. NUGENT		For	For

MS EMERGING MKTS DOMESTIC DEBT FD, INC.
Security		617477104		Meeting Type		Annual
Ticker Symbol		EDD		Meeting Date		25-Jun-20
Record Date		3-Apr-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		KATHLEEN A. DENNIS		For	For
		JOSEPH J. KEARNS		For	For
		MICHAEL E. NUGENT		For	For

BROOKFIELD REAL ASSETS INC FD INC.
Security		112830104		Meeting Type		Annual
Ticker Symbol		RA		Meeting Date		18-Jun-20
Record Date		13-Apr-20
Item	Proposal		Type	Vote	Mgt. Rec
1.1		ELECTION OF CLASS I DIRECTOR: LOUIS P. SALVATORE (INDEPENDENT DIRECTOR)	Management	For	For
1.2		ELECTION OF CLASS I DIRECTOR: DAVID LEVI (INTERESTED DIRECTOR)	Management	For	For

CENTRAL AND EASTERN EUROPE FUND, INC.
Security		153436100	Meeting Type			Annual
Ticker Symbol		CEE	Meeting Date			25-Jun-20
Record Date		1-May-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		RICHARD R. BURT		For	For
		WALTER C. DOSTMANN		For	For
		DR. KENNETH C. FROEWISS		For	For
		DR. HOLGER HATJE		For	For
		MS. HEPSEN UZCAN		For	For
2
TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE AND THE BOARD OF DIRECTORS OF ERNST & YOUNG LLP, AN INDEPENDENT PUBLIC ACCOUNTING FIRM, AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING OCTOBER 31, 2020.
			Management	For	For

THE EUROPEAN EQUITY FUND, INC. COM
Security		298768102	Meeting Type			Annual
Ticker Symbol		EEA	Meeting Date			25-Jun-20
Record Date		1-May-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		DR. KENNETH C. FROEWISS		For	For
		DR. WOLFGANG LEONI		For	For
		CHRISTIAN H. STRENGER		For	For
		DR. HOLGER HATJE		For	For
		MS. HEPSEN UZCAN		For	For
2
TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE AND THE BOARD OF DIRECTORS OF ERNST & YOUNG LLP, AN INDEPENDENT PUBLIC ACCOUNTING FIRM, AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2020.
			Management	For	For
3		TO APPROVE A STOCKHOLDER PROPOSAL ASKING THE FUND TO TAKE STEPS TO DECLASSIFY THE BOARD OF DIRECTORS OF THE FUND.	Shareholder	For	Against

CALAMOS LONG SH EQ&DYNAMIC INC TR-COM
Security		12812C106		Meeting Type		Annual
Ticker Symbol		CPZ		Meeting Date		29-Jun-20
Record Date		1-May-20
Item	Proposal		Type	Vote	Mgt. Rec
1B.	DIRECTOR		Management
		JOHN P. CALAMOS, SR.		For	For
		CHRISTOPHER M. TOUB		For	For
		KAREN L. STUCKEY		For	For
		WILLLIAM R. RYBAK		For	For

TORTOISE ESSENTIAL ASSETS INCOME TERM
Security		89148A103		Meeting Type		Annual
Ticker Symbol		TEAF		Meeting Date		16-Jun-20
Record Date		7-May-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		CONRAD S. CICCOTELLO		For	For
2	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR ITS FISCAL YEAR ENDING NOVEMBER 30, 2020.		Management	For	For

PIMCO ENERGY & TACT. CREDIT OPP. FD-COM
Security		69346N107		Meeting Type		Annual
Ticker Symbol		NRGX		Meeting Date		29-Jun-20
Record Date		30-Apr-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		SARAH E. COGAN		For	For
		JOSEPH B. KITTREDGE, JR		For	For
		JOHN C. MANEY		For	For
		WILLIAM B. OGDEN, IV		For	For

THE GDL FUND COMMON
Security		361570104	Meeting Type			Annual
Ticker Symbol		GDL	Meeting Date			5-Jun-20
Record Date		20-May-20
Item	Proposal		Type	Vote	Mgt. Rec
1	DIRECTOR		Management
		CLARENCE A. DAVIS		Against	For
2
RESOLVED: REQUEST THAT THE BOARD OF DIRECTORS CONSIDER AUTHORIZING A SELF-TENDER OFFER FOR ALL OUTSTANDING SHARES OF THE FUND AT OR CLOSE TO NET ASSET VALUE. IF MORE THAN 50% OF THE FUND'S OUTSTANDING SHARES ARE SUBMITTED FOR TENDER, THE TENDER OFFER SHOULD BE CANCELLED AND THE FUND SHOULD BE LIQUIDATED OR CONVERTED INTO AN OPEN-END MUTUAL FUND.
			Shareholder	For	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	July 15, 2020